SUMMARY OF COMMON SHARES ISSUED, ISSUABLE AND OUTSTANDING (Details) - shares	Feb. 29, 2024	Feb. 28, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued	9,238,750,958	5,848,741,599
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued	9,238,750,958	5,836,641,599
Issuable		12,100,000
Issued, issuable and outstanding	9,238,750,958	5,848,741,599